Supplement Dated February 24, 2003*
                      to the Prospectus Dated June 28, 2002
                    of IDS Life Series Fund, Inc. S-6191-99 T

The "Management" section of the IDS Life Series - Government Securities Portfolio is revised as follows:

The team that manages the Fund's portfolio is led by:

     Scott Kirby, Portfolio Manager

     o    Leader of the structured assets team.

     o    Joined AEFC in 1979, left in 1985 and returned in 1987.

     o    Began investment career in 1983.

     o    MBA, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

The "Management" section of the IDS Life Series - Income Portfolio is revised as follows:

The team that manages the Fund's portfolio is led by:

     Tom Murphy, CFA, Portfolio Manager

     o    Leader of the investment grade corporate bond sector team.

     o    Joined AEFC in 2002.

     o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

     o    Began investment career in 1986.

     o    MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

The "Management" section of the IDS Life Series - Managed Portfolio is revised as follows:

The team that manages the fixed income portion of the Fund's portfolio is led by:

     Tom Murphy, CFA, Portfolio Manager

     o    Leader of the investment grade corporate bond sector team.

     o    Joined AEFC in 2002.

     o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

     o    Began investment career in 1986.

     o    MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

The "Management" section of the IDS Life Series - Money Market Portfolio is revised as follows:

The team that manages the Fund's portfolio is led by:

     Jerri Cohen, CFA, Portfolio Manager

     o    Leader of the cash investment sector team.

     o    Joined AEFC in 2002.

     o    Prior  to  that,  Sector  Leader/Portfolio   Manager,  Zurich  Scudder
          Investments, from 2000 to 2002. Prior to that, Portfolio Manager, Zurich Scudder Investments, from 1992 to 2000.

     o    Began investment career in 1981.

     o    MBA, Northwestern University.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.


S-6191-5 A (2/03)

* Valid until June 28, 2003.